Summary of Significant Accounting Policies Summary of Significant Accounting Policies - Schedule of Revenue Concentration by Customer (Detail) (Customer Concentration Risk [Member], Sales Revenue, Services, Net [Member])
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CB&S Advertising Agency, Inc. [Member]
Concentration Risk [Line Items]
Concentration risk percentage	25.00%	12.00%
Virgin Media Limited [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%	27.00%